Concentrations	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 11 — CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three and six months ended March 31, 2022 and 2021.

	Three Months Ended March 31,		Six Months Ended March 31,
Customer	2022	2021	2022	2021
A – related party	94.3%	100%	94.0%	100%

One related party customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable, and accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at March 31, 2022, accounted for 96.4% of the Company’s total outstanding accounts receivable, and accounts receivable — related party at March 31, 2022.

One related party customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable, and accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 97.8% of the Company’s total outstanding accounts receivable, and accounts receivable — related party at September 30, 2021.

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the three and six months ended March 31, 2022 and 2021.

	Three Months Ended March 31,		Six Months Ended March 31,
Supplier	2022	2021	2022	2021
A – related party	96.7%	100%	96.7%	100%

One related party supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at March 31, 2022, accounted for 96.2% of the Company’s total outstanding accounts payable, and accounts payable — related party at March 31, 2022.

One related party supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 98.8% of the Company’s total outstanding accounts payable, and accounts payable — related party at September 30, 2021.

NOTE 10 — CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended September 30, 2021 and 2020.

	Years Ended September 30,
Customer	2021	2020
A – related party	99.5%	100%

One customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable, and accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 97.8% of the Company’s total outstanding accounts receivable, and accounts receivable — related party at September 30, 2021.

One customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at September 30, 2020, accounted for 100.0% of the Company’s total outstanding accounts receivable — related party at September 30, 2020.

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the years ended September 30, 2021 and 2020.

	Years Ended September 30,
Supplier	2021	2020
A – related party	98.5%	100%

One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 98.8% of the Company’s total outstanding accounts payable, and accounts payable — related party at September 30, 2021.

One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2020, accounted for 100.0% of the Company’s total outstanding accounts payable — related party at September 30, 2020.